LEASES (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021
Leases [Abstract]
2022	$ 115,074	$ 153,432
2023	158,028	158,028
2024	40,692	40,692
Imputed interest	(34,038)	(42,297)
Present value of lease liabilities	$ 279,756	$ 309,855